Commitments - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Commitments [Abstract]
Rental payment obligation under the lease agreement	€ 600	€ 600	€ 542